Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Utility Inventory

($ millions)	2024	2023
Materials and supplies	548	431
Gas and fuel in storage	65	96
Coal inventory	72	39
	685	566